Investments in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2022
Investments in associates and joint ventures [Abstract]
Summary of investments in sssociates and joint ventures
Investments in associates and joint ventures
in EUR million
30 June 2022
Interest
held (%)
Fair value
of listed
invest-
ments
Balance
sheet
value
Total
assets
Total
liabilities
Total
income
Total
expenses
TMBThanachart Bank Public Company Limited 23 743 1,096 48,680 42,879 429 321
Other investments in associates and joint ventures
381
1,477
Investments in associates and joint ventures
in EUR million
31 December 2021
Interest
held (%)
Fair value
of listed
invest-
ments
Balance
sheet
value
Total
assets
Total
liabilities
Total
income
Total
expenses
TMBThanachart Bank Public Company Limited 23 866 1,208 46,478 40,957 1,286 1,038
Other investments in associates and joint ventures
379
1,587

Summary of changes in investments in associates and joint ventures
Changes in Investments in associates and joint ventures
in EUR million
30

June
2022
31

December

2021
Opening balance 1,587 1,475
Additions 16 91
Revaluations -6 -24
Share of results 35 141
Dividends received -31 -34
Disposals -6 -23
Impairments -153 -3
Exchange rate differences 29 -31
Other 4 -5
Closing balance 1,477 1,587